Accrued Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accrued Expenses [Line Items]
Vessel related	$ (97,600)	$ (38,470)
Finance related	(49,981)	(46,203)
Administrative related	(17,632)	(16,946)
Accrued expenses	(165,213)	(101,619)
FLNG Esperanza
Accrued Expenses [Line Items]
Vessel related	(53,600)	(12,300)
Fourth FLNG unit
Accrued Expenses [Line Items]
Vessel related	(13,700)	0
FLNG Hilli
Accrued Expenses [Line Items]
Vessel related	(6,900)	0
Gimi commissioning works
Accrued Expenses [Line Items]
Vessel related	$ (500)	$ (5,800)